Debt	12 Months Ended
Dec. 31, 2011
Debt
Debt

NOTE 8. DEBT

Long-term debt of AT&T and its subsidiaries, including interest rates and maturities, is summarized as follows at December 31:

			2011	2010
Notes and debentures
	Interest Rates	Maturities[1]
	0.35% – 2.99%	2011 – 2016	$5,500	$2,250
	3.00% – 4.99%	2011 – 2021	8,659	5,880
	5.00% – 6.99%	2011 – 2095	41,390	43,506
	7.00% – 9.10%	2011 – 2097	8,471	11,986
	Other		3	14
Fair value of interest rate swaps recorded in debt			445	435
			64,468	64,071
Unamortized premium, net of discount			46	185
Total notes and debentures			64,514	64,256
Capitalized leases			239	259
Total long-term debt, including current maturities			64,753	64,515
Current maturities of long-term debt[2]			(3,453)	(5,544)
Total long-term debt			$61,300	$58,971
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.
[2]	Current maturities of long-term debt does not include $1,200 of long-term debt, which was called on January 13, 2012,
	and redeemed on February 15, 2012.

Current maturities of long-term debt include debt that may be put back to us by the holders in 2012. We have $1,000 of annual put reset securities that may be put each April until maturity in 2021. If the holders do not require us to repurchase the securities, the interest rate will be reset based on current market conditions. Likewise, we have an accreting zero-coupon note that may be redeemed each May, until maturity in 2022. If the zero-coupon note (issued for principal of $500 in 2007) is held to maturity, the redemption amount will be $1,030.

Debt maturing within one year consisted of the following at December 31:

	2011	2010
Current maturities of long-term debt[1]	$3,453	$5,544
Commercial paper	-	1,625
Bank borrowings[2]	-	27
Total	$3,453	$7,196
[1]	Current maturities of long-term debt does not include $1,200 of long-term debt, which was called on January 13, 2012, and redeemed on February 15, 2012.
[2]	Outstanding balance of short-term credit facility of a foreign subsidiary.

During 2011, we issued debt with net proceeds of $7,936 from the following:

  April 2011 issuance of $1,750 of 2.95% global notes due 2016 and $1,250 of 4.45% global notes due 2021.
  August 2011 issuance of $1,500 of 2.40% global notes due 2016, $1,500 of 3.875% global notes due 2021, and $2,000 of 5.55% global notes due 2041.

Debt proceeds were used for general corporate purposes.

During 2011, debt repayments totaled $9,226 and consisted of:

  $4,543 in repayments of long-term debt with a weighted-average interest rate of 6.58%.
  $1,625 in repayments of commercial paper, net of issuances.
  $1,000 for the early redemption of the SBC Communications Inc. 5.875% global notes originally due on February 1, 2012.
  $2,000 for the early redemption of the New Cingular Wireless Services, Inc. 8.125% notes originally due on May 1, 2012.
  $31 in repayments of capitalized leases.
  $27 in repayments of short-term bank borrowings.

On February 13, 2012, we issued $1,000 of 0.875% global notes due 2015, $1,000 of 1.60% global notes due 2017, and $1,000 of 3.00% global notes due 2022.

As of December 31, 2011 and 2010, we were in compliance with all covenants and conditions of instruments governing our debt. Substantially all of our outstanding long-term debt is unsecured. Maturities of outstanding long-term notes and debentures, as of December 31, 2011, and the corresponding weighted-average interest rate scheduled for repayment are as follows:

	2012	2013	2014	2015	2016	Thereafter
Debt repayments[1,2]	$3,453	$5,824	$4,788	$4,514	$4,923	$41,111
Weighted-average interest rate	5.0%	5.6%	5.1%	4.3%	3.7%	6.2%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.
[2]	Long-term debt obligations and interest payments on long-term debt were not adjusted to reflect the January 13, 2012, notice to call $1,200 of debt, which was completed on February 15, 2012, with an original maturity of February 15, 2056.

Credit Facilities

T-Mobile Acquisition Financing In December 2011, we and Deutsche Telekom agreed to terminate our agreement to purchase T-Mobile. The termination of the purchase agreement also terminated our $20,000 associated credit agreement with a group of banks, dated as of March 31, 2011, to partially fund the purchase.

Other Credit Facilities In December 2011, we amended and extended for an additional one-year term our existing $5,000, four-year revolving credit agreement (Four-Year Agreement) with a syndicate of banks. We also entered into a new $5,000, 364-day revolving credit agreement, with a syndicate of banks, to replace our expiring 364-day revolving credit agreement. In the event advances are made under either agreement, those advances would be used for general corporate purposes, which could include repayment of maturing commercial paper. Advances are not conditioned on the absence of a material adverse change. All advances must be repaid no later than the date on which lenders are no longer obligated to make any advances under each agreement. Under each agreement, we can terminate, in whole or in part, amounts committed by the lenders in excess of any outstanding advances; however, we cannot reinstate any such terminated commitments. At December 31, 2011, we had no advances outstanding under either agreement and were in compliance with all covenants under each agreement.

In January 2012, we provided notice to permanently reduce the outstanding commitments of the lenders under our 364-day revolving credit agreement from $5,000 to $3,000.

The Four-Year Agreement

The amendments to the Four-Year Agreement include, but are not limited to, (i) changing the interest rate charged for advances from a rate based on AT&T's credit default swap spread to a fixed spread; (ii) decreasing the amount payable as facilities fees, and (iii) at AT&T's option, adding subsidiaries as additional borrowers, with or without a guarantee provided by AT&T Inc., subject to conditions provided in the agreement. The terms of such guarantee are set forth in the agreement.

The obligations of the lenders under the Four-Year Agreement to provide advances will terminate on December 19, 2015, unless prior to that date either: (i) AT&T and, if applicable, a Co-Borrower, reduces to $0 the commitments of the lenders under the Agreement or (ii) certain events of default occur. The Agreement also provides that AT&T and lenders representing more than 50% of the facility amount may agree to extend their commitments under the Agreement for an additional one year beyond the December 19, 2015, termination date, under certain circumstances. We also can request the lenders to further increase their commitments (i.e., raise the available credit) up to an additional $2,000 provided no event of default has occurred.

Advances would bear interest, at AT&T's option, either:

  at a variable annual rate equal to the highest of: (1)(a) the base (or prime) rate of the bank affiliate of Citibank, N.A. which is serving as administrative agent under the Agreement, (b) 0.50% per annum above the Federal funds rate, and (c) the London interbank offered rate (LIBOR) applicable to U.S. Dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Agreement (Applicable Margin); or
  at a rate equal to: (i) the LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin.

The Applicable Margin will equal 0.560% if our unsecured long-term debt is rated at least A+ by Standard & Poor's or Fitch, Inc. or A1 by Moody's Investors Service. The Applicable Margin will be 0.670% per annum if our unsecured long-term debt ratings are A or A2 and will be 0.900% per annum in the event our unsecured long-term debt ratings are A- and A3 (or below).

The Agreement continues to require us to maintain a debt-to-EBITDA (earnings before interest, income taxes, depreciation and amortization, and other modifications described in the Agreement) ratio of not more than 3-to-1, as of the last day of each fiscal quarter, for the four quarters then ended.

Defaults under the Agreement, which would permit the lenders to accelerate required repayment and which would increase the Applicable Margin by 2.00% per annum, include:

  We fail to pay principal or interest, or other amounts under the Agreement beyond any grace period.
  We fail to pay when due other debt of $400 or more that results in acceleration of that debt (commonly referred to as cross-acceleration) or a creditor commences enforcement proceedings within a specified period after a money judgment of $400 or more has become final.
  A person acquires beneficial ownership of more than 50% of AT&T common shares or more than a majority of AT&T's directors change in any 24-month period other than as elected by the remaining directors (commonly referred to as a change in control).
  Material breaches of representations or warranties in the agreement.
  We fail to comply with the negative pledge or debt-to-EBITDA ratio covenants under the Agreement.
  We fail to comply with other covenants under the Agreement for a specified period after notice.
  We fail to make certain minimum funding payments under Employee Retirement Income Security Act of 1974, as amended (ERISA).
  Our bankruptcy or insolvency.

364-day Agreement

The obligations of the lenders to provide advances will terminate on December 17, 2012, unless prior to that date either: (i) we reduce to $0 the commitments of the lenders, or (ii) certain events of default occur. We and lenders representing more than 50% of the facility amount may agree to extend their commitments for an additional 364-day period beyond the December 17, 2012, termination date, under certain circumstances. We also can convert all or part of outstanding advances under the 364-day Agreement into term loan(s) maturing no later than the first anniversary of the termination date, under certain circumstances.

Advances would bear interest, at our option, either:

  at a variable annual rate equal to (1) the highest of (a) the base (or prime) rate of a designated bank, (b) 0.50% per annum above the Federal funds rate, and (c) the LIBOR for a period of one month plus 1.00%, plus (2) an applicable margin as set forth in such agreement (Applicable Margin); or
  at a rate equal to: (i) LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin.

The Applicable Margin will equal 0.595% if our unsecured long-term debt is rated at least A+ by Standard & Poor's or Fitch, Inc. or A1 by Moody's Investors Service. The Applicable Margin will be 0.710% per annum if our unsecured long-term debt ratings are A or A2 and will be 0.950% per annum in the event our unsecured long-term debt ratings are A- and A3 (or below).

The 364-day Agreement contains a negative pledge covenant that is identical to the negative pledge in the Four-Year Agreement. In the event we elect to convert any outstanding advances to term loan(s), the debt-to-EBITDA financial ratio covenant described above also would apply while such term loan(s) were outstanding. The events of default described applicable to the Four-Year Agreement also apply to the 364-day Agreement.